Financial Instruments: classification (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments
Schedule of classification for financial assets

			Amortised	Other
	MFVPL (1,2)	FVOCI (3)	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	102,590		102,590
Loans and advances to banks
- reverse repos	9,192	—	547		9,739
- other	8,003	—	10,097		18,100
Loans and advances to customers
- reverse repos	29,167	—	10		29,177
- other	15,825	—	304,136		319,961
Debt securities	38,339	45,582	8,348		92,269
Equity shares	94	487	—		581
Settlement balances	—	—	8,325		8,325
Derivatives	151,136				151,136
Other assets	—	—	—	16,458	16,458

30 June 2018	251,756	46,069	434,053	16,458	748,336

	Held-for-			Loans and	Held-to-	Other
	trading (1)	DFV (4)	AFS (5)	receivables	maturity	assets	Total
	£m	£m	£m	£m	£m	£m	£m

Cash and balances at central banks	—	—	—	98,337	—		98,337
Loans and advances to banks
- reverse repos	11,845	—	—	2,152	—		13,997
- other	6,889	—	—	9,365	—		16,254
Loans and advances to customers
- reverse repos	24,427	—	—	2,308	—		26,735
- other	15,320	56	—	307,808	—		323,184
Debt securities	27,481	—	43,681	3,643	4,128		78,933
Equity shares	29	134	287	—	—		450
Settlement balances	—		—	2,517			2,517
Derivatives	160,843						160,843
Other assets	—	—	—	—	—	16,806	16,806

31 December 2017	246,834	190	43,968	426,130	4,128	16,806	738,056

Notes:

(1)

Includes derivative assets held for hedging purposes of £2,502 million (31 December 2017 - £2,967 million) and derivative liabilities held for hedging purposes of £3,116 million (31 December 2017 - £3,571 million).

(2)	Mandatory fair value through profit or loss.
(3)	Fair value through other comprehensive income.
(4)	Designated as at fair value through profit or loss.
(5)	Available-for-sale.

Schedule of classification for financial liabilities

	Held-for-		Amortised	Other
	trading (1)	DFV (4)	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Deposits by banks
- repos	6,255	—	2,396		8,651
- other	12,731	—	27,328		40,059
Customer accounts
- repos	31,114	—	4,345		35,459
- other	11,266	435	354,640		366,341
Debt securities in issue	1,017	2,791	32,915		36,723
Settlement balances	—	—	7,799		7,799
Short positions	35,041	—			35,041
Derivatives	143,689				143,689
Subordinated liabilities	—	880	9,722		10,602
Other liabilities	—	—	2,160	13,321	15,481

30 June 2018	241,113	4,106	441,305	13,321	699,845

	Held-for-		Amortised	Other
	trading (1)	DFV (4)	cost	liabilities	Total
	£m	£m	£m	£m	£m

Deposits by banks
- repos	4,030	—	3,389		7,419
- other	12,472	—	27,007		39,479
Customer accounts
- repos	24,333	—	6,669		31,002
- other	11,513	874	354,647		367,034
Debt securities in issue	1,107	3,403	26,049		30,559
Settlement balances	—	—	2,844		2,844
Short positions	28,527	—	—		28,527
Derivatives	154,506				154,506
Subordinated liabilities	—	939	11,783		12,722
Other liabilities	—	—	2,181	12,690	14,871

31 December 2017	236,488	5,216	434,569	12,690	688,963

Notes:

(1)

Includes derivative assets held for hedging purposes of £2,502 million (31 December 2017 - £2,967 million) and derivative liabilities held for hedging purposes of £3,116 million (31 December 2017 - £3,571 million).

(2)	Mandatory fair value through profit or loss.
(3)	Fair value through other comprehensive income.
(4)	Designated as at fair value through profit or loss.
(5)	Available-for-sale.

Schedule financial assets and liabilities carried at fair value on the balance sheet by valuation hierarchy

					Level 3 sensitivity
	Level 1	Level 2	Level 3	Total	Favourable	Unfavourable
30 June 2018	£bn	£bn	£bn	£bn	£m	£m
Assets
Loans and advances	—	62.0	0.2	62.2	20	(10)
Debt securities	72.0	11.0	0.9	83.9	10	(10)
- of which FVOCI	42.2	3.3	0.1	45.6	—	—
Equity shares	0.2	—	0.4	0.6	40	(30)
- of which FVOCI	0.2	—	0.3	0.5	40	(30)
Derivatives	—	149.5	1.6	151.1	130	(110)

	72.2	222.5	3.1	297.8	200	(160)

Proportion	24.2%	74.8%	1.0%	100%

31 December 2017
Assets
Loans and advances	—	58.3	0.2	58.5	—	—
Debt securities	56.8	13.2	1.2	71.2	30	(10)
- of which AFS	37.2	6.2	0.3	43.7	—	—
Equity shares	—	0.3	0.2	0.5	20	(30)
- of which AFS	—	0.1	0.2	0.3	20	(20)
Derivatives	—	159.1	1.7	160.8	160	(170)

	56.8	230.9	3.3	291.0	210	(210)

Proportion	19.6%	79.3%	1.1%	100%

30 June 2018
Liabilities
Deposits	—	61.5	0.3	61.8	30	(30)
Debt securities in issue	—	3.5	0.3	3.8	—	—
Short positions	29.6	5.4	—	35.0	—	—
Derivatives	—	142.3	1.4	143.7	90	(90)
Subordinated liabilities	—	0.9	—	0.9	—	—

	29.6	213.6	2.0	245.2	120	(120)

Proportion	12.1%	87.1%	0.8%	100%

31 December 2017
Liabilities
Deposits	—	53.0	0.2	53.2	20	(20)
Debt securities in issue	—	4.2	0.3	4.5	10	(10)
Short positions	23.7	4.8	—	28.5	—	—
Derivatives	—	152.9	1.7	154.6	140	(140)
Subordinated liabilities	—	0.9	—	0.9	—	—

	23.7	215.8	2.2	241.7	170	(170)

Proportion	9.8%	89.3%	0.9%	100%

Notes:

(1)

Level 1: valued using unadjusted quoted prices in active markets, for identical financial instruments. Examples include G10 government securities, listed equity shares, certain exchange-traded derivatives and certain US agency securities.

Level 2: valued using techniques based significantly on observable market data. Instruments in this category are valued using:

(a) quoted prices for similar instruments or identical instruments in markets which are not considered to be active; or

(b) valuation techniques where all the inputs that have a significant effect on the valuations are directly or indirectly based on observable market data.

Level 2 instruments included non-G10 government securities, most government agency securities, investment-grade corporate bonds, certain mortgage products, most bank loans, repos and reverse repos, less liquid listed equities, state and municipal obligations, most notes issued, and certain money market securities and loan commitments and most OTC derivatives.

Level 3 instruments in this category have been valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Level 3  instruments primarily include cash instruments which trade infrequently, certain syndicated mortgage loans, unlisted equity shares, certain residual interests in securitisations, asset-backed products and less liquid debt securities, certain structured debt securities in issue, and OTC derivatives where valuation depends upon unobservable inputs such as certain credit and exotic derivatives. No gain or loss is recognised on the initial recognition of a financial instrument valued using a technique incorporating significant unobservable data.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instruments were transferred. There were no significant transfers between level 1 and level 2.
(3)	For an analysis of derivatives refer to Appendix 1 - Capital and risk management - Credit risk.
(4)	See Note 2 for further information on the impact of IFRS 9 on classification and basis of preparation, half year ended 30 June 2018 prepared under IFRS 9 and year ended 31 December 2017 under IAS 39.

Schedule of movement in level 3 assets and liabilities

	Half year ended 2018				Half year ended 2017
	MFVPL	FVOCI	Total	Total	FVTPL	AFS	Total	Total
	assets (1)	assets	assets	liabilities	assets (1)	assets	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	2,965	257	3,222	2,187	4,111	426	4,537	2,997
Amount recorded in the income statement (2)	23	20	43	(233)	(410)	1	(409)	(204)
Amount recorded in the statement of comprehensive income	—	17	17	—	—	(15)	(15)	—
Level 3 transfers in	513	84	597	198	255	266	521	292
Level 3 transfers out	(181)	(1)	(182)	(107)	(404)	—	(404)	(418)
Issuances	—	—	—	24	—	—	—	—
Purchases	596	17	613	191	810	1	811	269
Settlements	(473)	—	(473)	(108)	(96)	—	(96)	(117)
Sales	(706)	(5)	(711)	(122)	(876)	(156)	(1,032)	(323)
Foreign exchange and other adjustments	1	2	3	—	(17)	(1)	(18)	9

At 30 June	2,738	391	3,129	2,030	3,373	522	3,895	2,505

Amounts recorded in the income statement in respect of balances held at year end
- unrealised	(10)	18	8	(222)	(96)	—	(96)	629
- realised	6	3	9	7	148	—	148	(262)

Notes:

(1)	Mandatory fair value through profit or loss comprises held-for-trading predominantly.
(2)

Net gains on HFT instruments of £240 million (H1 2017 - £197 million losses) were recorded in income from trading activities in continuing operations. Net gains on other instruments of £36 million (H1 2017 - £8 million losses) were recorded in other operating income and interest income as appropriate in continuing operations.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	30 June 2018		31 December 2017
	Carrying value	Fair value	Carrying value	Fair value
	£bn	£bn	£bn	£bn

Financial assets
Loans and advances to banks	9.5	9.5	10.5	10.5
Loans and advances to customers	304.1	299.4	310.1	306.8
Debt securities	8.3	8.5	7.8	7.9

Financial liabilities
Deposits by banks	25.0	25.1	25.9	26.0
Customer accounts	52.1	52.1	39.8	39.9
Debt securities in issue	32.9	33.8	26.0	27.3
Subordinated liabilities	9.7	10.4	11.8	12.6